INCOME TAXES	12 Months Ended
Jul. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES

4. INCOME TAXES:

On December 22, 2017, the United States government (“U.S.”) enacted significant changes to the U.S. tax law following the passage and signing of H.R.1, “An Act to Provide for Reconciliation Pursuant to Titles II and V of the Concurrent Resolution on the Budget for Fiscal Year 2018” (the “Tax Act”) (previously known as “The Tax Cuts and Jobs Act”). The Tax Act included significant changes to existing tax law, including a permanent reduction to the U.S. federal corporate income tax rate from 34% to 21%, a one-time repatriation tax on deferred foreign income, deductions, credits and business related exclusions.

The permanent reduction to the U.S. federal corporate income tax rate from 34% to 21% was effective January 1, 2018 (the “Effective Date”). When a U.S. federal tax rate change occurs during a fiscal year, taxpayers are required to compute a weighted daily average rate for the fiscal year of enactment. As a result of the Tax Act, the Company has calculated a U.S. federal statutory corporate income tax rate of 26% for the fiscal year ending July 31, 2018 and applied this rate in computing the income tax provision. The U.S. federal statutory corporate income tax rate of 26% is the weighted daily average rate between the pre-enactment U.S. federal statutory tax rate of 34%, applicable to the Company’s fiscal year ending July 31 2018 prior to the Effective Date, and the post-enactment U.S. federal statutory tax rate of 21% applicable thereafter. The Company expects the U.S. federal statutory rate to be 21% for fiscal years beginning after July 31, 2018.

On December 22, 2017, the SEC issued Staff Accounting Bulletin 118 (“SAB 118”). SAB 118 expresses views of the SEC regarding ASC Topic 740, Income Taxes (“ASC 740”), in the reporting period that includes the enactment date of the Tax Act. The SEC staff issuing SAB 118 (the “Staff’) recognized that a registrant’s review of certain income tax effects of the Tax Act may be incomplete at the time financial statements are issued for the reporting period that includes the enactment date, including interim periods therein. If a company does not have the necessary information available, prepared or analyzed for certain income tax effects of the Tax Act, SAB 118 allows a company to report provisional numbers and adjust those amounts during the measurement period not to extend beyond one year. The Company has recorded all known and estimable impacts of the Tax Act that are effective for the fiscal year ended July 31, 2018. Future adjustments to the provisional numbers will be recorded as discrete adjustments to income tax expense in the period in which those adjustments become estimable and/or are finalized.

As of July 31, 2017, the Company had net deferred federal tax liabilities totaling approximately $5.6 million. The lower future tax rate means the future expense of existing deferred tax liabilities needs to be computed at the new, lower tax rate which results in a reduction in deferred tax liabilities and an income tax benefit in the period of enactment.

As a direct result of the permanent reduction in federal tax rates from 34% to 21%, the value of these net deferred tax liabilities has declined. Accordingly, the Company’s income tax provision for the fiscal year ended July 31, 2018 includes a $2.4 million non-cash reduction to the value of net deferred tax liabilities to the revised value based on the new, lower tax rate.

In accordance with SAB 118, the provision estimates recorded represent reasonable estimates of the effects of the Tax Act for which the analysis is not yet complete. As the Company completes its analysis of the effects of the Tax Act, including performing and refining calculations and obtaining additional guidance from such standard setting and regulatory bodies as the US Internal Revenue Services, US Treasury Department and FASB, among others, it may record adjustments to the provisional estimates. The Company expects to finalize its provisional estimates at the earlier of the time it files its US federal income tax return for the fiscal year ended July 31, 2018 or the end of the measurement period provided for under SAB 118, which is December 31, 2018.

Income taxes provided for the years ended July 31, 2018, 2017 and 2016 consist of the following:

	2018	2017	2016
Current:
Federal	$10,000	$15,000	$69,000
Deferred taxes:
Federal	(1,841,000)	966,000	727,000
State	587,000	—	—
Total provision	$(1,244,000)	$981,000	$796,000

Taxes provided for the years ended July 31, 2018, 2017 and 2016 differ from amounts which would result from applying the federal statutory tax rate to pre-tax income, as follows:

	2018	2017	2016
Income before income taxes	$1,730,141	$2,906,539	$2,313,760
Other-net	2,443	4,507	7,427
Adjusted pre-tax income	$1,732,584	$2,911,046	$2,321,187
Statutory rate	26.42%	34%	34%
Income tax provision at statutory rate	$457,749	$989,756	$789,204
Remeasurement of federal deferred income taxes	(2,390,000)	—	—
State deferred income taxes	587,000	—	—
Other-net	101,251	(8,756)	6,796
Income tax provision	$(1,244,000)	$981,000	$796,000

The Company has a federal net operating loss carryforward approximating $4,053,000, $5,446,000 and $6,580,000 as of July 31, 2018, July 31, 2017 and July 31, 2016, respectively, available to offset future taxable income. As of July 31, 2018, 2017 and 2016, the Company had unused state and city net operating loss carryforwards of approximately $10,107,000 for state and $8,274,000 for city, available to offset future state and city taxable income. The net operating loss carryforwards will begin to expire, if not used, in 2035.

The Company’s federal tax returns have been audited through the year ended July 31, 2013 and the New York State and New York City tax returns have been audited through July 31, 2012.

Generally, tax returns filed are subject to audit for three years by the appropriate taxing jurisdictions. The statute of limitations in each of the state jurisdictions in which the Company operates remain open until the years are settled for federal income tax purposes, at which time amended state income tax returns reflecting all federal income tax adjustments are filed. As of July 31, 2018, there were no income tax audits in progress that would have a material impact on the consolidated financial statements.

Significant components of the Company’s deferred tax assets and liabilities as of July 31, 2018 and 2017 are a result of temporary differences related to the items described as follows:

	2018		2017
	Deferred	Deferred	Deferred	Deferred
	Tax Assets	Tax Liabilities	Tax Assets	Tax Liabilities
Rental income received in advance	$174,975	$—	$240,974	$—
Federal Net operating loss carryforward	851,175	—	1,851,535	—
State Net operating loss carryforward	665,934	—	—	660,840
Unbilled receivables	—	462,686	—	7,347,278
Property and equipment	—	5,916,568	—	—
Unrealized gain on marketable securities	—	220,746	—	189,882
Litigation deposit due from contractor	103,862	—	94,932	—
Other	298,054	—	373,559	—
	$2,094,000	$6,600,000	$2,561,000	$8,198,000
Net deferred tax liability		$4,506,000		$5,637,000

Management periodically assesses the realization of its net deferred tax assets by evaluating all available evidence, both positive and negative, associated with the Company and determining whether, based on the weight of that associated evidence, a valuation allowance for the deferred tax assets is needed. Based on this analysis, management has determined that it is more likely than not that future taxable income will be sufficient to fully utilize the federal and state deferred tax assets at July 31, 2018.

New York State and New York City taxes are calculated using the higher of taxes based on income or the respective capital-based franchise taxes. Beginning with the Company’s tax year ended July 31, 2016, changes in the law required the state capital-based tax will be phased out over a 7-year period. The Company anticipates New York State taxes will be based on income beginning August 1, 2018. For the quarter ending July 31, 2018, the Company recorded a state deferred tax asset, deferred tax liability and deferred taxes on unrealized gain on available-for-sale securities in the amounts of $790,000, $1,430,000 and $53,000, respectively, resulting in a state deferred tax expense of $587,000. New York City taxes will be based on capital for the foreseeable future. Capital-based franchise taxes are recorded to administrative and general expense. State tax amounts in excess of the capital-based franchise taxes are recorded to income tax expense. Due to both the application of the capital-based tax and due to the possible absence of city taxable income, the Company does not record city deferred taxes.

Components of the deferred tax provision (benefit) for the years ended July 31, 2018, 2017 and 2016 consist of the following:

	2018	2017	2016
Tax depreciation exceeding book depreciation	$(1,430,906)	$397,273	$553,647
Federal operating loss carryforward	1,000,360	384,208	11,453
State net operating loss carryforward	(665,934)	—	—
Decrease (increase) of rental income received in advance	65,999	(82,775)	44,298
(Decrease) in unbilled receivables	(198,154)	(94,927)	(132,736)
Increase (decrease) in average rent payable	81,230	29,383	(28,389)
Deferred revenue	—	347,083	396,667
Litigation deposit due from contractor	(8,930)	—	(94,932)
Other	(97,665)	(14,245)	(23,008)
	$(1,254,000)	$966,000	$727,000